Schedule of Investments (unaudited)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)(b)	483,510	$85,484,568
Curtiss-Wright Corp.	113,523	13,481,991
Mercury Systems Inc.(a)	420,588	27,876,573
		126,843,132
Air Freight & Logistics — 0.7%
XPO Logistics Inc.(a)(b)	395,024	55,259,907

Auto Components — 1.2%
Fox Factory Holding Corp.(a)(b)	313,820	48,849,221
Gentex Corp.	1,048,053	34,680,074
Visteon Corp.(a)	100,494	12,153,744
		95,683,039
Banks — 1.7%
Commerce Bancshares Inc.	377,651	28,157,658
First Financial Bankshares Inc.	681,482	33,481,211
Glacier Bancorp. Inc.	357,488	19,690,439
PacWest Bancorp.	244,523	10,064,567
Signature Bank/New York NY	150,857	37,058,022
Umpqua Holdings Corp.	710,681	13,112,064
		141,563,961
Beverages — 0.9%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	69,521	70,967,037

Biotechnology — 3.4%
Arrowhead Pharmaceuticals Inc.(a)	777,882	64,424,187
Emergent BioSolutions Inc.(a)(b)	340,664	21,458,425
Exelixis Inc.(a)(b)	2,342,030	42,671,787
Halozyme Therapeutics Inc.(a)(b)	1,000,983	45,454,638
Ligand Pharmaceuticals Inc.(a)(b)	64,679	8,485,238
Neurocrine Biosciences Inc.(a)(b)	706,479	68,754,536
United Therapeutics Corp.(a)	140,679	25,239,220
		276,488,031
Building Products — 2.5%
Builders FirstSource Inc.(a)	759,201	32,387,515
Lennox International Inc.	151,612	53,185,490
Simpson Manufacturing Co. Inc.	325,114	35,905,590
Trex Co. Inc.(a)(b)	861,969	88,101,851
		209,580,446
Capital Markets — 2.7%
Evercore Inc., Class A	192,901	27,154,674
FactSet Research Systems Inc.	282,898	94,943,398
Federated Hermes Inc.	287,296	9,742,207
Interactive Brokers Group Inc., Class A	604,730	39,748,903
SEI Investments Co.	451,968	28,008,457
Stifel Financial Corp.	329,004	21,339,199
		220,936,838
Chemicals — 2.5%
Ashland Global Holdings Inc.	147,367	12,894,612
Chemours Co. (The)	559,067	19,455,532
Ingevity Corp.(a)(b)	147,171	11,973,832
NewMarket Corp.	20,901	6,729,704
RPM International Inc	600,075	53,214,651
Scotts Miracle-Gro Co. (The)	303,730	58,291,862
Sensient Technologies Corp.	151,585	13,121,198
Valvoline Inc.	812,335	26,368,394
		202,049,785

Security	Shares	Value

Commercial Services & Supplies — 2.3%
Brink’s Co. (The)	142,092	$10,918,349
Clean Harbors Inc.(a)	146,237	13,620,514
IAA Inc.(a)	1,008,410	54,998,682
MSA Safety Inc.	272,565	45,131,313
Stericycle Inc.(a)(b)	267,733	19,156,296
Tetra Tech Inc.	404,982	49,424,003
		193,249,157
Communications Equipment — 0.9%
Ciena Corp.(a)(b)	428,265	24,363,996
Lumentum Holdings Inc.(a)(b)	567,549	46,556,044
		70,920,040
Construction & Engineering — 0.2%
Valmont Industries Inc.	65,075	15,360,954

Construction Materials — 0.3%
Eagle Materials Inc.	196,453	27,917,936

Consumer Finance — 1.0%
LendingTree Inc.(a)(b)	82,765	17,536,248
PROG Holdings Inc.	231,939	11,163,224
SLM Corp.	2,412,971	50,527,613
		79,227,085
Containers & Packaging — 0.6%
AptarGroup Inc.	299,610	42,197,072
Silgan Holdings Inc.	259,963	10,788,465
		52,985,537
Diversified Consumer Services — 0.7%
Grand Canyon Education Inc.(a)(b)	128,385	11,550,798
Service Corp. International	754,064	40,410,290
WW International Inc.(a)(b)	140,508	5,077,959
		57,039,047
Diversified Telecommunication Services — 0.3%
Iridium Communications Inc.(a)(b)	535,886	21,430,081

Electric Utilities — 0.1%
PNM Resources Inc.	251,226	12,252,292

Electrical Equipment — 1.8%
EnerSys	157,570	15,399,316
Hubbell Inc.	243,821	45,555,516
Regal Beloit Corp.	152,155	20,314,214
Sunrun Inc.(a)(b)	1,204,492	67,186,564
		148,455,610
Electronic Equipment, Instruments & Components — 3.0%
Cognex Corp.	1,319,501	110,904,059
Coherent Inc.(a)	62,583	16,543,190
II-VI Inc.(a)(b)	783,973	56,908,600
Littelfuse Inc.	183,412	46,731,543
National Instruments Corp.	443,959	18,770,587
		249,857,979
Energy Equipment & Services — 0.2%
ChampionX Corp.(a)	574,754	14,742,440

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	196,541	11,377,758

Equity Real Estate Investment Trusts (REITs) — 5.3%
American Campus Communities Inc.	402,299	18,795,409
Camden Property Trust	343,177	45,529,293
CoreSite Realty Corp.	205,692	27,686,143

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	916,013	$65,513,250
EastGroup Properties Inc.	173,705	28,565,787
First Industrial Realty Trust Inc.	493,082	25,753,673
Healthcare Realty Trust Inc.	424,106	12,808,001
Lamar Advertising Co., Class A	324,504	33,884,708
Life Storage Inc.	298,770	32,072,960
Medical Properties Trust Inc.	1,714,764	34,466,756
National Storage Affiliates Trust	315,229	15,937,978
PotlatchDeltic Corp.	192,295	10,220,479
PS Business Parks Inc.	69,050	10,224,924
Rayonier Inc.	417,228	14,991,002
Rexford Industrial Realty Inc.	591,277	33,673,225
STORE Capital Corp.	674,344	23,271,612
		433,395,200
Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	105,174	20,471,067
Grocery Outlet Holding Corp.(a)(b)	404,289	14,012,657
		34,483,724
Food Products — 1.6%
Darling Ingredients Inc.(a)(b)	1,219,203	82,296,202
Flowers Foods Inc.	575,569	13,928,770
Hain Celestial Group Inc. (The)(a)	379,332	15,218,800
Lancaster Colony Corp.	84,865	16,422,226
Tootsie Roll Industries Inc.(b)	53,900	1,827,749
		129,693,747
Health Care Equipment & Supplies — 4.7%
Globus Medical Inc., Class A(a)	580,307	44,991,202
Haemonetics Corp.(a)	211,153	14,071,236
Hill-Rom Holdings Inc.	208,952	23,734,858
ICU Medical Inc.(a)	75,438	15,525,140
Integra LifeSciences Holdings Corp.(a)(b)	265,639	18,127,205
Masimo Corp.(a)(b)	378,195	91,693,378
Neogen Corp.(a)	482,511	22,214,806
Penumbra Inc.(a)(b)	253,635	69,511,208
Quidel Corp.(a)(b)	289,467	37,086,512
STAAR Surgical Co.(a)	350,461	53,445,303
		390,400,848
Health Care Providers & Services — 4.3%
Acadia Healthcare Co. Inc.(a)	255,804	16,051,701
Amedisys Inc.(a)	243,408	59,617,922
Chemed Corp.	119,198	56,559,451
Encompass Health Corp.	417,139	32,549,356
HealthEquity Inc.(a)(b)	623,122	50,148,859
LHC Group Inc.(a)(b)	236,989	47,459,417
Molina Healthcare Inc.(a)	235,557	59,610,054
Progyny Inc.(a)(b)	139,417	8,225,603
R1 RCM Inc.(a)(b)	1,035,431	23,027,985
		353,250,348
Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp.(a)	327,185	20,118,606
Choice Hotels International Inc.	114,729	13,636,689
Churchill Downs Inc.	259,146	51,378,286
Jack in the Box Inc.	166,261	18,528,126
Papa John’s International Inc.	247,357	25,833,965
Scientific Games Corp./DE, Class A(a)(b)	246,500	19,088,960
Six Flags Entertainment Corp.(a)	215,714	9,336,102
Texas Roadhouse Inc.	490,035	47,141,367
Travel + Leisure Co.	252,333	15,001,197
Wendy’s Co. (The)	1,324,998	31,031,453

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wingstop Inc.(b)	222,820	$35,123,116
Wyndham Hotels & Resorts Inc.	378,006	27,326,054
		313,543,921
Household Durables — 2.0%
Helen of Troy Ltd.(a)(b)	183,077	41,763,525
Tempur Sealy International Inc.	1,368,847	53,645,114
Toll Brothers Inc.	370,674	21,428,664
TopBuild Corp.(a)	247,246	48,900,314
		165,737,617
Household Products — 0.1%
Energizer Holdings Inc.	204,633	8,795,126

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	226,254	43,300,491

Insurance — 3.0%
Brighthouse Financial Inc.(a)	641,970	29,235,314
Brown & Brown Inc.	1,747,868	92,881,705
Kinsale Capital Group Inc.	160,419	26,432,239
Primerica Inc.	294,969	45,171,553
RenaissanceRe Holdings Ltd.	211,520	31,478,406
RLI Corp.	175,753	18,382,006
		243,581,223
Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	271,621	10,946,326
Yelp Inc.(a)(b)	267,417	10,685,984
		21,632,310
IT Services — 1.8%
Concentrix Corp.(a)	150,001	24,120,161
Genpact Ltd.	794,331	36,086,457
LiveRamp Holdings Inc.(a)	271,478	12,718,744
Maximus Inc.	285,272	25,095,378
Sabre Corp.(a)	863,120	10,771,738
WEX Inc.(a)(b)	194,097	37,635,408
		146,427,886
Leisure Products — 2.2%
Brunswick Corp./DE	320,347	31,912,968
Callaway Golf Co.	505,599	17,053,854
Mattel Inc.(a)	2,609,553	52,452,015
Polaris Inc.	202,510	27,735,770
YETI Holdings Inc.(a)(b)	561,039	51,514,601
		180,669,208
Life Sciences Tools & Services — 4.7%
Bio-Techne Corp.	290,564	130,829,346
Medpace Holdings Inc.(a)	207,044	36,570,182
PRA Health Sciences Inc.(a)(b)	482,956	79,789,161
Repligen Corp.(a)	381,707	76,196,351
Syneos Health Inc.(a)	756,671	67,714,488
		391,099,528
Machinery — 6.1%
AGCO Corp.	194,186	25,317,971
Donaldson Co. Inc.	471,036	29,924,917
Graco Inc.	1,265,957	95,832,945
ITT Inc.	289,693	26,532,982
Lincoln Electric Holdings Inc.	444,932	58,601,994
Middleby Corp. (The)(a)	253,482	43,918,291
Nordson Corp.	254,305	55,822,491
Terex Corp.	199,717	9,510,524
Timken Co. (The)	511,306	41,206,150

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	800,217	$87,927,844
Woodward Inc.	227,730	27,983,462
		502,579,571
Media — 1.7%
Cable One Inc.	40,586	77,633,307
New York Times Co. (The), Class A	1,085,803	47,286,721
TEGNA Inc.	663,728	12,451,537
		137,371,565
Metals & Mining — 1.5%
Cleveland-Cliffs Inc.(a)(b)	3,434,084	74,038,851
Compass Minerals International Inc.	121,905	7,224,090
Royal Gold Inc.	284,844	32,500,701
Worthington Industries Inc.	151,961	9,296,974
		123,060,616
Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	424,860	35,743,472

Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp.	2,142,921	22,264,949
Cimarex Energy Co.	369,485	26,769,188
CNX Resources Corp.(a)	1,650,754	22,549,300
EQT Corp.(a)	793,475	17,662,754
Equitrans Midstream Corp.	1,366,512	11,629,017
Targa Resources Corp.	392,823	17,460,982
		118,336,190
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	420,541	25,354,417

Personal Products — 0.1%
Nu Skin Enterprises Inc., Class A	206,041	11,672,223

Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(a)	449,189	79,793,934
Nektar Therapeutics(a)(b)	519,016	8,906,315
		88,700,249
Professional Services — 1.6%
ASGN Inc.(a)	397,756	38,554,489
CACI International Inc., Class A(a)(b)	75,744	19,323,809
FTI Consulting Inc.(a)(b)	255,806	34,945,657
Insperity Inc.	269,237	24,330,948
Science Applications International Corp.	169,153	14,839,793
		131,994,696
Road & Rail — 1.0%
Knight-Swift Transportation Holdings Inc.	915,425	41,615,220
Landstar System Inc.	181,057	28,610,627
Werner Enterprises Inc.	196,628	8,753,879
		78,979,726
Semiconductors & Semiconductor Equipment — 7.8%
Amkor Technology Inc.	243,377	5,760,734
Brooks Automation Inc	555,413	52,919,751
Cirrus Logic Inc.(a)	185,429	15,783,717
CMC Materials Inc.	218,904	32,997,589
Cree Inc.(a)(b)	863,091	84,522,502
First Solar Inc.(a)(b)	635,887	57,554,132
Lattice Semiconductor Corp.(a)	1,019,967	57,301,746
MKS Instruments Inc.	413,652	73,609,373
Semtech Corp.(a)	485,373	33,393,662
Silicon Laboratories Inc.(a)(b)	197,400	30,251,550
SolarEdge Technologies Inc.(a)	388,342	107,326,079

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Synaptics Inc.(a)(b)	126,707	$19,713,075
Universal Display Corp.(b)	320,768	71,316,349
		642,450,259
Software — 6.2%
ACI Worldwide Inc.(a)(b)	477,192	17,722,911
Aspen Technology Inc.(a)	351,046	48,282,867
Blackbaud Inc.(a)	164,768	12,616,286
CDK Global Inc.	455,858	22,651,584
Ceridian HCM Holding Inc.(a)(b)	579,426	55,578,542
CommVault Systems Inc.(a)	168,794	13,194,627
Envestnet Inc.(a)	129,148	9,797,167
Fair Isaac Corp.(a)	215,058	108,105,355
j2 Global Inc.(a)(b)	199,685	27,466,672
Manhattan Associates Inc.(a)	475,560	68,880,110
Paylocity Holding Corp.(a)	281,236	53,659,829
Qualys Inc.(a)(b)	251,696	25,343,270
SailPoint Technologies Holdings Inc.(a)(b)	690,753	35,276,756
Teradata Corp.(a)	303,490	15,165,395
		513,741,371
Specialty Retail — 4.1%
Five Below Inc.(a)	418,635	80,909,587
Lithia Motors Inc.(b)	222,347	76,407,323
RH(a)(b)	125,749	85,383,571
Williams-Sonoma Inc.	569,457	90,913,810
		333,614,291
Textiles, Apparel & Luxury Goods — 1.8%
Columbia Sportswear Co.	96,226	9,464,789
Crocs Inc.(a)	487,479	56,801,053
Deckers Outdoor Corp.(a)(b)	207,911	79,852,378
		146,118,220
Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.	422,778	19,003,871

Trading Companies & Distributors — 0.7%
MSC Industrial Direct Co. Inc., Class A	175,938	15,786,917
Watsco Inc.	152,617	43,746,137
		59,533,054
Water Utilities — 0.5%
Essential Utilities Inc.	835,692	38,191,124

Total Common Stocks — 99.8%
(Cost: $6,062,017,410)		8,216,644,184

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	450,405,698	450,675,941
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	9,925,000	9,925,000
		460,600,941
Total Short-Term Investments — 5.6%
(Cost: $460,373,896)		460,600,941

Total Investments in Securities — 105.4%
(Cost: $6,522,391,306)		8,677,245,125

Other Assets, Less Liabilities — (5.4)%		(447,277,782)

Net Assets — 100.0%		$8,229,967,343

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2021

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$374,280,636	$76,391,243	(a)	$—	$(2,881)	$6,943	$450,675,941	450,405,698	$170,492	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,285,000	4,640,000	(a)	$—	—	—	9,925,000	9,925,000	203		—
					$(2,881)	$6,943	$460,600,941		$170,695		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	44	09/17/21	$11,847	$(127,878)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,216,644,184	$—	$—	$8,216,644,184
Money Market Funds	460,600,941	—	—	460,600,941
	$8,677,245,125	$—	$—	$8,677,245,125
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(127,878)	$—	$—	$(127,878)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares